Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities carried on recurring basis
The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2024 and September 30,
2024
within the fair value hierarchy.

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2024
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,931	¥1,353	¥8	¥—	¥4,292
Private equity and debt investments (5)	—	3	80	—	83
Japanese government securities	1,919	—	—	—	1,919
Japanese agency and municipal securities	—	182	0	—	182
Foreign government, agency and municipal securities	3,677	2,450	3	—	6,130
Bank and corporate debt securities and loans for trading purposes	—	1,543	173	—	1,716
Commercial mortgage-backed securities (“CMBS”)	—	9	0	—	9
Residential mortgage-backed securities (“RMBS”)	—	3,071	35	—	3,106
Issued/Guaranteed by government sponsored entity	—	2,923	—	—	2,923
Other	—	148	35	—	183
Real estate-backed securities	—	37	122	—	159
Collateralized debt obligations (“CDOs”) and other (6)	—	35	46	—	81
Investment trust funds and other	393	1	3	—	397

Total trading assets and private equity and debt investments	8,920	8,684	470	—	18,074

Derivative assets (7)
Equity contracts	2	3,228	9	—	3,239
Interest rate contracts	17	12,766	146	—	12,929
Credit contracts	1	236	47	—	284
Foreign exchange contracts	1	4,836	47	—	4,884
Commodity contracts	1	2	—	—	3
Netting	—	—	—	(19,815)	(19,815)

Total derivative assets	22	21,068	249	(19,815)	1,524

Subtotal	¥8,942	¥29,752	¥719	¥(19,815)	¥19,598

Loans and receivables (8)	2	1,808	291	—	2,101
Collateralized agreements (9)	—	454	12	—	466
Other assets (2)
Non-trading debt securities	112	202	21	—	335
Other (3)(4)	371	59	253	—	683

Total	¥9,427	¥32,275	¥1,296	¥(19,815)	¥23,183

Liabilities:
Trading liabilities
Equities	¥2,597	¥28	¥0	¥—	¥2,625
Japanese government securities	2,098	—	—	—	2,098
Japanese agency and municipal securities	—	6	—	—	6
Foreign government, agency and municipal securities	3,206	645	—	—	3,851
Bank and corporate debt securities	—	175	1	—	176
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	188	—	0	—	188

Total trading liabilities	8,089	854	1	—	8,944

Derivative liabilities (7)
Equity contracts	3	3,820	4	—	3,827
Interest rate contracts	18	12,102	114	—	12,234
Credit contracts	0	290	93	—	383
Foreign exchange contracts	0	4,620	44	—	4,664
Commodity contracts	0	5	—	—	5
Netting	—	—	—	(19,166)	(19,166)

Total derivative liabilities	21	20,837	255	(19,166)	1,947

Subtotal	¥8,110	¥21,691	¥256	¥(19,166)	¥10,891

Short-term borrowings (11)	¥—	¥628	¥23	¥—	¥651
Payables and deposits (10)(12)	—	168	15	—	183
Collateralized financing (9)	—	978	—	—	978
Long-term borrowings (11)(13)(14)	22	5,627	474	—	6,123
Other liabilities (15)	283	66	44	—	393

Total	¥8,415	¥29,158	¥812	¥(19,166)	¥19,219

	Billions of yen
	September 30, 2024
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of September 30, 2024
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,631	¥1,363	¥6	¥—	¥4,000
Private equity and debt investments (5)	—	2	97	—	99
Japanese government securities	2,956	—	—	—	2,956
Japanese agency and municipal securities	—	143	0	—	143
Foreign government, agency and municipal securities	4,742	2,389	3	—	7,134
Bank and corporate debt securities and loans for trading purposes	—	1,614	177	—	1,791
Commercial mortgage-backed securities (“CMBS”)	—	1	11	—	12
Residential mortgage-backed securities (“RMBS”)	—	3,547	39	—	3,586
Issued/Guaranteed by government sponsored entity	—	3,413	—	—	3,413
Other	—	134	39	—	173
Real estate-backed securities	—	79	168	—	247
Collateralized debt obligations (“CDOs”) and other (6)	—	31	34	—	65
Investment trust funds and other	359	1	4	—	364

Total trading assets and private equity and debt investments	10,688	9,170	539	—	20,397

Derivative assets (7)
Equity contracts	15	3,269	14	—	3,298
Interest rate contracts	21	11,145	97	—	11,263
Credit contracts	1	212	45	—	258
Foreign exchange contracts	—	5,282	33	—	5,315
Commodity contracts	3	4	—	—	7
Netting	—	—	—	(18,463)	(18,463)

Total derivative assets	40	19,912	189	(18,463)	1,678

Subtotal	¥10,728	¥29,082	¥728	¥(18,463)	¥22,075

Loans and receivables (8)	—	1,688	408	—	2,096
Collateralized agreements (9)	—	519	14	—	533
Other assets (2)
Non-trading debt securities (10)	127	188	17	—	332
Other (3)(4)	242	238	279	—	759

Total	¥11,097	¥31,715	¥1,446	¥(18,463)	¥25,795

Liabilities:
Trading liabilities
Equities	¥2,303	¥23	¥0	¥—	¥2,326
Japanese government securities	2,125	—	—	—	2,125
Japanese agency and municipal securities	—	3	—	—	3
Foreign government, agency and municipal securities	3,338	756	—	—	4,094
Bank and corporate debt securities	—	251	0	—	251
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other (6)	—	—	—	—	—
Investment trust funds and other	280	—	0	—	280

Total trading liabilities	8,046	1,033	0	—	9,079

Derivative liabilities (7)
Equity contracts	5	4,114	10	—	4,129
Interest rate contracts	27	10,592	93	—	10,712
Credit contracts	0	258	85	—	343
Foreign exchange contracts	2	5,057	40	—	5,099
Commodity contracts	1	10	—	—	11
Netting	—	—	—	(17,990)	(17,990)

Total derivative liabilities	35	20,031	228	(17,990)	2,304

Subtotal	¥8,081	¥21,064	¥228	¥(17,990)	¥11,383

Short-term borrowings (12)	—	472	50	—	522
Payables and deposits (11)(13)	—	309	14	—	323
Collateralized financing (9)	—	914	—	—	914
Long-term borrowings (12)(14)(15)	21	6,123	488	—	6,632
Other liabilities (16)	160	245	76	—	481

Total	¥8,262	¥29,127	¥856	¥(17,990)	¥20,255

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.
(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥59 billion and ¥61 billion, respectively. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in
Other assets
were ¥3 billion and ¥3 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024 and ¥69,373 million and ¥882 million, respectively, as of September 30, 2024.

(5)
Private equity and debt investments
include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and
post-IPO
investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(10)	Includes non-trading debt securities for which the fair value option has been elected and available-for-sale debt securities.
(11)	Includes deposits received at banks for which the fair value option has been elected.
(12)	Includes structured notes for which the fair value option has been elected.
(13)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(14)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(15)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(16)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	Mar ch 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥8	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	80	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5 - 17.0% 0.0 - 2.0% 7.9 - 11.0% 5.0 - 30.0%	9.2% 0.6% 9.6% 15.2%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	3.4 - 12.0 x 11.9 - 28.7 x 5.0 - 20.0%	9.2 x 16.0 x 10.0%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	3	DCF	Credit spreads Recovery rates	0.0 - 1.3% 0.5 - 12.0%	0.6% 1.7%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	173	DCF	Credit spreads Recovery rates	0.0 - 29.2% 0.0 - 100.0%	6.6% 74.7%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	35	DCF	Yields Prepayment rates Loss severities	18.3 - 41.9% 12.0 - 15.0% 0.0 - 100.0%	30.9% 13.4% 68.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	122	DCF	Loss severities	0.0 - 26.1%	3.5%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	46	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	5.5 - 50.4% 20.0% 2.0% 0.0 - 100.0% 0.0 - 0.1%	12.4% 20.0% 2.0% 37.6% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	0.0 - 3.9%	2.7%	Lower fair value	Not applicable

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥5	Option models	Dividend yield Volatilities Correlations	0.0 - 11.6% 4.4 - 140.8% (0.95) - 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	32	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.6 - 4.5% 10.1 - 13.6% 24.3 - 401.5 bp (1.00) - 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(46)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 - 21.0% 15.0 - 100 .0% 35.0 - 47.9% 0.24 - 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	3	Option models	Volatilities Correlations	6.5 - 18.9% 0.21 - 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	291	DCF	Credit spreads Recovery rates	0.0 - 33.6% 42.1 - 100.0%	8.1% 90.3%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	3.1%	3.1%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	21	DCF	Credit spreads	4.8 - 6.3%	5.0%	Lower fair value	Not applicable

Other (7)	253	DCF	WACC Growth rates	11.1% 3.0%	11.1% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.2 - 6.9 x 7.9 - 35.9 x 0.4 - 1.5 x 25.0 - 30.0%	5.2 x 13.6 x 0.9 x 29.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	23	DCF/ option models	Volatilities Correlations	5.0 - 63.8% (0.83) - 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	15	DCF/ option models	Volatilities Correlations	10.3 - 11.0% 0.40 - 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	474	DCF	Loss severities	17.9 - 99.3%	95.6%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	5.0 - 63.8% 37.8 - 97.6 bp (1.00) - 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	44	DCF	Recovery rates	40.0 - 94.0%	85.5%	Higher fair value	Not applicable

	September 30, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥6	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity and debt investments	97	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.6 - 16.7% 0.0 - 2.0% 7.9 - 11.0% 5.0 - 30.0%	9.0% 0.8% 9.5% 12.6%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Liquidity discounts	6.9 - 12.0 x 12.0 - 27.9 x 5.0 - 20.0%	10.3 x 15.9 x 8.2%	Higher fair value Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	3	DCF	Credit spreads Recovery rates	0.0 - 1.2% 3.4 - 16.0%	0.5% 12.6%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	177	DCF	Credit spreads Recovery rates	0.0 - 148.6% 0.0 - 100.0%	10.2% 67.4%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage backed securities (“CMBS”)	11	DCF	Yields Loss severities Credit spreads	16.1% 65.0% 0.1 - 0.3%	16.1% 65.0% 0.2%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	39	DCF	Yields Prepayment rates Loss severities	20.2 - 51.2% 12.0 - 15.0% 0.0 - 100.0%	36.4% 13.4% 58.8%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	168	DCF	Loss severities	0.0 - 19.1%	2.6%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	34	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	3.7 - 50.0% 20.0% 2.0% 0.3 - 100.0% 0.0 - 0.1%	15.0% 20.0% 2.0% 44.2% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	4	DCF	Liquidity discounts	0.0 - 2.0%	1.5%	Lower fair value	Not applicable

	September 30, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Derivatives, net:
Equity contracts	¥4	Option models	Dividend yield Volatilities Correlations	0.0 - 16.0% 5.0 - 88.5% (0.95) - 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	4	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.8 - 4.2% 10.0 - 13.2% 40.4 -258.1 bp (1.00) - 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(40)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 - 133.4% 1.0 - 90.0% 43.4 - 43.4% 0.30 - 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(7)	Option models	Volatilities Correlations	5.1 - 18.9% 0.30 - 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	408	DCF	Credit spreads Recovery rates	0.0 - 56.0% 36.0 - 100.0%	7.7% 92.8%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	14	DCF	Repo rate	6.2 - 6.4%	6.3%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	17	DCF	Credit spreads	4.9 - 5.2%	5.0%	Lower fair value	Not applicable

Other (7)	279	DCF	WACC Growth rates	10.6% 3.0%	10.6% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

		Option models	Dividend yield Volatilities	2.0% 19.6%	2.0% 19.6%	Higher fair value Higher fair value	No predictable interrelationship

Liabilities:
Trading liabilities
Short-term borrowings	50	DCF/ option models	Volatilities Correlations	5.0 - 59.8% (0.86) - 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	14	DCF/ option models	Volatilities Correlations	10.0 - 10.8% 0.40 - 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	488	DCF	Loss severities	14.4 - 99.5%	84.0%	Lower fair value	Not applicable

		DCF/ option models	Volatilities Volatilities Correlations	5.0 - 59.8% 41.6 - 88.8 bp (1.00) - 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	76	DCF	Credit spreads Recovery rates	0.8 - 7.0% 67.6 - 99.5%	0.9% 86.4%	Lower fair value Higher fair value	No predictable interrelationship

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the six months ended September 30, 2023 and 2024, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

	Billions of yen
	Six months ended September 30, 2023
	Beginning balance as of six months ended September 30, 2023	Total gains (losses) recognized in net revenu e (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)	Balance as of six months ended September 30, 2023
Assets:
Trading assets and private equity and debt investments
Equities	¥4	¥0	¥—	¥22	¥(1)	¥—	¥1	¥2	¥0	¥28
Private equity and debt investments	52	8	—	12	0	—	1	—	—	73
Japanese agency and municipal securities	2	—	—	—	0	—	—	—	(2)	0
Foreign government, agency and municipal securities	8	1	—	3	(6)	—	0	0	(4)	2
Bank and corporate debt securities and loans for trading purposes	258	(2)	—	230	(263)	—	20	38	(31)	250
Commercial mortgage-backed securities (“CMBS”)	0	0	—	0	0	—	—	—	—	0
Residential mortgage-backed securities (“RMBS”)	8	0	—	2	0	—	1	—	(1)	10
Real estate-backed securities	95	(2)	—	104	(67)	—	11	—	—	141
Collateralized debt obligations (“CDOs”) and other	28	(2)	—	52	(63)	—	2	13	(3)	27
Investment trust funds and other	2	0	—	32	(33)	—	0	—	0	1

Total trading assets and private equity and debt investments	457	3	—	457	(433)	—	36	53	(41)	532

Derivatives, net (3)
Equity contracts	6	(1)	—	—	—	(4)	1	2	2	6
Interest rate contracts	11	(8)	—	—	0	12	0	(22)	(1)	(8)
Credit contracts	(32)	(4)	—	—	—	(2)	(3)	1	(2)	(42)
Foreign exchange contracts	19	(3)	—	—	—	2	2	(1)	0	19

Total derivatives, net	4	(16)	—	—	0	8	0	(20)	(1)	(25)

Subtotal	¥461	¥(13)	¥—	¥457	¥(433)	¥8	¥36	¥33	¥(42)	¥507

Loans and receivables	191	9	—	74	(49)	—	23	41	(33)	256
Collateralized agreements	17	0	—	—	(8)	—	3	—	—	12
Other assets
Non-Trading Debt Securities	3	0	—	—	0	—	0	20	—	23
Other	196	(3)	0	5	(2)	—	20	—	—	216

Total	¥868	¥(7)	¥0	¥536	¥(492)	¥8	¥82	¥94	¥(75)	¥1,014

Liabilities:
Trading liabilities
Equities	¥1	¥(2)	¥—	¥6	¥(8)	¥—	¥0	¥0	¥(1)	¥0
Foreign government, agency and municipal securities	0	0	—	—	0	—	0	—	—	0
Bank and corporate debt securities	3	2	—	4	(2)	—	0	4	(2)	5
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	—	—	—	—	—	0
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥10	¥(10)	¥—	¥0	¥4	¥(3)	¥5

Short-term borrowings	30	(1)	0	32	(15)	—	1	4	(8)	45
Payables and deposits	17	1	0	3	—	—	—	3	(6)	16
Long-term borrowings	493	(6)	(2)	119	(96)	—	7	44	(103)	472
Other liabilities	21	5	—	18	(2)	—	2	0	0	34

Total	¥565	¥(1)	¥(2)	¥182	¥(123)	¥—	¥10	¥55	¥(120)	¥572

	Billions of yen
	Six months ended September 30, 2024
	Beginning balance as of six months ended September 30, 2024	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of six months ended September 30, 2024
Assets:
Trading assets and private equity and debt investments
Equities	¥8	¥0	¥—	¥1	¥(4)	¥—	¥0	¥2	¥(1)	¥6
Private equity and debt investments	80	2	—	18	(3)	—	0	—	—	97
Japanese agency and municipal securities	0	—	—	—	0	—	—	—	—	0
Foreign government, agency and municipal securities	3	0	—	3	(3)	—	0	3	(3)	3
Bank and corporate debt securities and loans for trading purposes	173	(1)	—	186	(199)	—	(8)	31	(5)	177
Commercial mortgage-backed securities (“CMBS”)	0	2	—	4	(2)	—	—	7	—	11
Residential mortgage-backed securities (“RMBS”)	35	3	—	10	(5)	—	(2)	2	(4)	39
Real estate-backed securities	122	5	—	176	(127)	—	(8)	—	—	168
Collateralized debt obligations (“CDOs”) and other	46	(3)	—	42	(35)	—	0	—	(16)	34
Investment trust funds and other	3	0	—	52	(51)	—	0	0	—	4

Total trading assets and private equity and debt investments	470	8	—	492	(429)	—	(18)	45	(29)	539

Derivatives, net (3)
Equity contracts	5	(1)	—	—	—	(1)	0	1	0	4
Interest rate contracts	32	(18)	—	—	—	(8)	(1)	(3)	2	4
Credit contracts	(46)	(30)	—	—	—	33	3	(3)	3	(40)
Foreign exchange contracts	3	(5)	—	—	—	(3)	0	2	(4)	(7)

Total derivatives, net	(6)	(54)	—	—	—	21	2	(3)	1	(39)

Subtotal	¥464	¥(46)	¥—	¥492	¥(429)	¥21	¥(16)	¥42	¥(28)	¥500

Loans and receivables	291	8	—	116	(89)	—	(27)	126	(17)	408
Collateralized agreements	12	0	—	2	—	—	(1)	—	1	14
Other assets
Non-Trading Debt Securities	21	0	—	—	(4)	—	0	—	—	17
Other	253	43	—	33	(5)	—	(17)	0	(28)	279

Total	¥1,041	¥5	¥—	¥643	¥(527)	¥21	¥(61)	¥168	¥(72)	¥1,218

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	—	—	—	—	—	—	—	—	—	—
Bank and corporate debt securities	1	0	—	1	(2)	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	0	—	0	—
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥1	¥0	¥—	¥1	¥(2)	¥—	¥0	¥0	¥0	¥0

Short-term borrowings	23	0	0	46	(11)	—	0	0	(8)	50
Payables and deposits	15	0	0	0	—	—	—	2	(3)	14
Long-term borrowings	474	2	4	150	(112)	—	(2)	8	(24)	488
Other liabilities	44	0	—	44	(9)	—	(3)	0	0	76

Total	¥557	¥2	¥4	¥241	¥(134)	¥—	¥(5)	¥10	¥(35)	¥628

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other,
Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six months ended September 30, 2023 and 2024.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See “
Quantitative and qualitative information regarding significant unobservable valuation inputs”
above for the valuation inputs of each financial instruments.

(6)
Transfers out of Level
 3
include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “
Investments
” for further information of financial instruments under the measurement alternative.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)
The following table presents the amounts of unrealized gains (losses) for the six months ended September 30, 2023 and 2024, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	Six months ended September 30
	2023	2024
	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	8	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(5)	(1)
Commercial mortgage-backed securities (“CMBS”)	0	7
Residential mortgage-backed securities (“RMBS”)	1	3
Real estate-backed securities	(1)	5
Collateralized debt obligations (“CDOs”) and other	(1)	(3)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	2	11

Derivatives, net (2)
Equity contracts	2	(2)
Interest rate contracts	(15)	(31)
Credit contracts	(8)	(32)
Foreign exchange contracts	(7)	(5)

Total derivatives, net	(28)	(70)

Subtotal	¥(26)	¥(59)

Loans and receivables	8	5
Collateralized agreements	0	0
Other assets
Other	(3)	42

Total	¥(21)	¥(12)

Liabilities:
Trading liabilities
Equities	¥(1)	¥0
Foreign government, agency and municipal securities	0	—
Bank and corporate debt securities	1	0

Total trading liabilities	¥0	¥0

Short-term borrowings (3)	0	1
Payables and deposits (3)	1	0
Long-term borrowings (3)	0	13
Other liabilities	1	0

Total	¥2	¥14

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments,
Gain (loss) on investments in equity securities, Revenue
—
Other
,
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)
Includes unrealized gains and losses of ¥(1) billion and ¥5 billion for the six months ended September 30, 2023 and 2024, recognized in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period.

Information on investments where net asset value per share is calculated
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2024 and September 30, 2024. Investments are presented by major category relevant to the nature of Nomura’s business and risks

	Billions of yen
	March 31, 2024
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥10	¥3	Monthly	Same day-30 days
Venture capital funds	15	6	—	—
Private equity funds	33	13	—	—
Real estate funds	4	0	—	—

Total	¥62	¥22

	Billions of yen
	September 30, 2024
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥9	¥2	Monthly	Same day-30 days
Venture capital funds	16	5	—	—
Private equity funds	34	13	—	—
Real estate funds	4	0	—	—

Total	¥63	¥20

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The frequency with which Nomura is permitted to redeem investments.
(3)	The range in prior notice period for redemption.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
The
following table presents gains (losses) due to changes in fair value for financial instruments carried at fair value using the fair value option for the six months ended September 30,
2023
and 2024.

	Billions of yen
	Six months ended September 30
	2023	2024
	Gains / (Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥5
Private equity and debt investments	1	2
Loans and receivables	27	23
Collateralized agreements (3)	3	10
Other assets (2)(4)	(1)	47

Total	¥30	¥87

Liabilities:
Short-term borrowings (5)	¥(28)	¥97
Payables and deposits	12	(2)
Collateralized financing (3)	3	(18)
Long-term borrowings (5)(6)	146	(112)
Other liabilities (7)	(1)	(3)

Total	¥132	¥(38)

(1)	Includes gains and losses reported primarily within Revenue—Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Include non-trading debt securities.
(5)	Includes structured notes and other financial liabilities.
(6)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(7)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Six months ended or as of September 30
	2023	2024
Changes recognized as a credit (debit) to other comprehensive income	¥(64)	¥13
Credit (debit) Amounts reclassified to earnings	(0)	—
Cumulative credit balance recognized in accumulated other comprehensive income	84	69

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2024
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,101	¥3,139	¥1,469	¥1,522	¥8,231

	Billions of yen
	September 30, 2024
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥3,099	¥2,903	¥2,693	¥1,538	¥10,233

(1)
Other than above, there were ¥248 billion and ¥214 billion of government, agency and municipal securities reported within
Other
assets—Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2024 and September 30, 2024, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
The
following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument not carried at fair value on a recurring basis in the consolidated balance sheets as of March 31, 2024 and September 30, 2024.

	Billions of yen
	March 31, 2024 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,239	¥4,239	¥4,239	¥—	¥—
Time deposits	546	546	—	546	—
Deposits with stock exchanges and other segregated cash	370	370	—	370	—
Loans receivable (2)	5,467	5,464	—	4,057	1,407
Securities purchased under agreements to resell	15,621	15,621	—	15,609	12
Securities borrowed	5,374	5,374	—	5,374	—

Total	¥31,617	¥31,614	¥4,239	¥25,956	¥1,419

Liabilities:
Short-term borrowings	¥1,055	¥1,055	¥—	¥1,032	¥23
Deposits received at banks	2,356	2,356	—	2,341	15
Securities sold under agreements to repurchase	16,870	16,870	—	16,870	—
Securities loaned	2,133	2,133	—	2,133	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	12,452	12,478	22	11,953	503

Total	¥35,259	¥35,285	¥22	¥34,722	¥541

	Billions of yen
	September 30, 2024 (1)
	Carrying value	Fair value	Fair value by level
			Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,827	¥4,827	¥4,827	¥—	¥—
Time deposits	564	564	—	564	—
Deposits with stock exchanges and other segregated cash	399	399	—	399	—
Loans receivable (2)	5,352	5,351	—	3,042	2,309
Securities purchased under agreements to resell	15,256	15,256	—	15,242	14
Securities borrowed	4,944	4,944	—	4,944	—

Total	¥31,342	¥31,341	¥4,827	¥24,191	¥2,323

Liabilities:
Short-term borrowings	¥897	¥897	¥—	¥847	¥50
Deposits received at banks	2,847	2,847	—	2,833	14
Securities sold under agreements to repurchase	17,929	17,929	—	17,929	—
Securities loaned	1,903	1,903	—	1,903	—
Other secured borrowings	406	406	—	406	—
Long-term borrowings	13,048	13,060	21	12,529	510

Total	¥37,030	¥37,042	¥21	¥36,447	¥574

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.

Equity securities subject to contractual sale restrictions
The following table presents a summary of equity securities primarily within
Other assets—Other
in consolidated balance sheet which are subject to contractual sale restrictions as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Fair value amount	Remaining duration
		Less than 1 year	1 to 5 years	More than 5 years
Restriction on transfer	¥219,168	¥3	¥219,115	¥50
Consent from third parties	12,919	—	—	12,919
Others	1,552	—	—	1,552

Total	¥233,639	¥3	¥219,115	¥14,521

(1)	No specific conditions could cause a lapse in the sale restrictions as disclosed above.